Merger and Acquisition (Estimated Fair Values Acquired Assets and Liabilities Assumed) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Jun. 08, 2013	Jun. 07, 2013
Business Acquisition [Line Items]
Long term debt		$ (16,500)
Total consideration paid to predecessor shareholders	28,750
H.J. Heinz Holding Corporation [Member]
Business Acquisition [Line Items]
Cash	3,224
Other current assets	3,735
Property, Plant and Equipment	2,686
Trademark and other intangibles	13,914
Other non-current assets	651
Trade and other payables	(2,742)
Long term debt	(3,022)
Deferred income taxes	(4,056)
Non-pension postretirement benefits and other noncurrent liabilities	(671)
Redeemable non controlling interest and non controlling interest	(258)
Net assets acquired (including excess cash at Parent)	13,461
Goodwill on acquisition	15,292	15,290
Total consideration	28,753
Debt repayment and associated costs	(3,977)
Excess cash at Parent	(1,154)
Other transaction related costs	(58)
Total consideration paid to predecessor shareholders	23,564
Cash and cash equivalents of Predecessor at June 7, 2013	(2,070)
Acquisitions of business, net of cash on hand	$ 21,494